Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 28, 2013
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Central Index Key	dei_EntityCentralIndexKey	0001420040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 28, 2013
Prospectus Date	rr_ProspectusDate	Feb 22, 2013

Dunham Loss Averse Growth Fund
497 1 f497.htm 497

DUNHAM FUNDS

Dunham Loss Averse Equity Income Fund

Class A (DAAVX)

Class C (DCAVX)

Class N (DNAVX)

Supplement dated March 28, 2013 to the Prospectus dated February 22, 2013 (the "Prospectus")

This Supplement updates and supersedes any contrary information contained in the Prospectus

Effective as of the quarter ending March 31, 2013, the quarterly distributions of the Dunham Loss Averse Equity Income Fund (the "Fund") will consist of all income regardless of whether such income will be treated as return of capital.

Reference is made to the section entitled "Principal Investment Strategies" located on page 20 of the Prospectus and page 2 of the Fund's Summary Prospectus. The following information is added to end of this section:

The Fund's distribution policy is to make quarterly distributions to shareholders. All income will be distributed quarterly regardless of whether such income will be treated as return of capital. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund's distribution policy, please turn to "Distribution Policy and Goals" section in this Prospectus.

Reference is made to the section entitled "Principal Investment Risks" located on page 21 of the Prospectus and page 2 of the Fund's Summary Prospectus. The following information is added to the beginning of this section:

Distribution Policy Risk – The Fund's distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund's current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e. from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated February 22, 2013, or as subsequently amended, which provide information that you should know about the Dunham Loss Averse Equity Income Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated March 28, 2013

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb 22, 2013
Dunham Loss Averse Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement for Principal Investment Strategies and Risks	cik0001420040_SupplementForPrincipalInvestmentStrategiesAndRisksTextBlock
497 1 f497.htm 497

DUNHAM FUNDS

Dunham Loss Averse Equity Income Fund

Class A (DAAVX)

Class C (DCAVX)

Class N (DNAVX)

Supplement dated March 28, 2013 to the Prospectus dated February 22, 2013 (the "Prospectus")

This Supplement updates and supersedes any contrary information contained in the Prospectus

Effective as of the quarter ending March 31, 2013, the quarterly distributions of the Dunham Loss Averse Equity Income Fund (the "Fund") will consist of all income regardless of whether such income will be treated as return of capital.

Reference is made to the section entitled "Principal Investment Strategies" located on page 20 of the Prospectus and page 2 of the Fund's Summary Prospectus. The following information is added to end of this section:

The Fund's distribution policy is to make quarterly distributions to shareholders. All income will be distributed quarterly regardless of whether such income will be treated as return of capital. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund's distribution policy, please turn to "Distribution Policy and Goals" section in this Prospectus.

Reference is made to the section entitled "Principal Investment Risks" located on page 21 of the Prospectus and page 2 of the Fund's Summary Prospectus. The following information is added to the beginning of this section:

Distribution Policy Risk – The Fund's distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund's current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e. from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated February 22, 2013, or as subsequently amended, which provide information that you should know about the Dunham Loss Averse Equity Income Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated March 28, 2013

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 22, 2013